Segment Information (Reconciliation of Segment Totals to Consolidated Financial Statement Amounts) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017
Segment revenues:
Revenues	¥ 658,097	¥ 725,499	¥ 1,262,014	¥ 1,517,796
Segment profits:
Total profits for segments	103,099	97,047	195,094	189,027
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests			(85)	(148)
Income before Income Taxes	109,991	117,001	220,945	252,612
Segment assets:
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses	(55,840)	(57,976)	(55,840)	(57,976)	¥ (56,960)	¥ (54,672)	¥ (60,759)	¥ (59,227)
Trade Notes, Accounts and Other Receivable	275,520		275,520			294,773
Other corporate assets	1,507,383		1,507,383			1,437,614
Assets	11,778,544		11,778,544			11,425,982
Operating Segment
Segment revenues:
Revenues	660,543	728,683	1,265,741	1,521,191
Segment profits:
Total profits for segments	109,885	115,328	223,316	249,750
Segment assets:
Assets	9,620,528		9,620,528			9,098,918
Corporate, Non-Segment
Segment revenues:
Revenues	2,966	2,850	6,732	6,949
Segment profits:
Corporate profits (losses)	(1,575)	(529)	(4,163)	(569)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	1,681	2,202	1,792	3,431
Segment assets:
Cash and cash equivalents, restricted cash	1,254,773		1,254,773			1,405,117
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses	(55,840)		(55,840)			(54,672)
Trade Notes, Accounts and Other Receivable	275,520		275,520			294,773
Other corporate assets	683,563		683,563			¥ 681,846
Intersegment Eliminations
Segment revenues:
Revenues	¥ (5,412)	¥ (6,034)	¥ (10,459)	¥ (10,344)